Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,620	£ 10,206
AT1 capital	2,447	2,033
Tier 1 capital	13,067	12,239
Total regulatory capital	15,488	15,194
Capital before regulatory adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	13,912	13,659
Additional Value Adjustments [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(70)	(105)
Goodwill (Net of Tax) [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(1,165)	(1,170)
Other Intangibles [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(539)	(482)
Fair Value Reserves Related to Gains or Losses on Cash Flow Hedges [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(228)	(471)
Negative Amounts Resulting From the Calculation of Regulatory Expected Loss Amounts [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(748)	(690)
Gains or Losses on Liabilities Valued at Fair Value Resulting From Changes in Own Credit Standing [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(13)	(66)
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(25)	(5)
Defined Benefit Pension Fund Assets [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(333)	(297)
Dividend Accrual [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(19)	(17)
Non-Controlling Interests [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(152)	(150)
Regulatory Deductions for Instruments Issued by Subsidiary Undertakings [Member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	(301)	(233)
Tier 2 capital	(915)	(817)
Amount of qualifying items subject to phase out from Tier 2 [Member]
Disclosure of Regulatory Capital Resources [Line Items]
Tier 2 capital	587	781
Capital Instruments [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,041	1,545
Tier 2 capital	2,749	2,991
Retained Earnings [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	6,399	5,925
Accumulated Other Reserves And Non-Controlling Interests [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	453	674
Amount of Qualifying Items Subject to Phase Out From AT1 [Member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	707	721
Tier Two Capital [Member]
Disclosure of Regulatory Capital Resources [Line Items]
Total regulatory capital	£ 2,421	£ 2,955